SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2025
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE 12 – SUBSEQUENT EVENTS

On January 30, 2026, the Company entered into an Equity Purchase Agreement, dated as of January 30, 2026 (the “Purchase Agreement”), with Square Gate Capital Master Fund, LLC – Series 5, (“Square Gate”), pursuant to which the Company has the right, but not the obligation, to direct Square Gate to purchase up to $25 million (the “Initial Commitment Amount”) in shares of common stock, par value $0.001 per share, of the Company, which at the Company’s sole discretion can be increased by an additional $25 million once the Initial Commitment Amount has been exhausted, subject to the terms and conditions contained in the Purchase Agreement.

In consideration for Square Gate’s execution and delivery of the Purchase Agreement, the Company issued 35,342 shares of Common Stock to Square Gate (the “Commitment Shares”) and 62,124 pre-funded warrants to purchase up to 62,124 shares of Common Stock at an exercise price of $0.003 per share (the “Pre-funded Warrants”), having an aggregate value, as of January 30, 2026, of $500,000, as shares and/or as pre-funded warrants. The Commitment Shares will be deemed fully earned on the date of the Purchase Agreement. In addition, the Company will be responsible for up to $35,000 of Square Gate’s customary due diligence and legal fees in connection with the Purchase Agreement.

The Company will be prohibited from conducting any Variable Rate Transaction (as defined in the Purchase Agreement) without the prior written consent of Square Gate from any Put Date until the end of any Standstill Period (as defined in the Purchase Agreement); provided, however, that the Company may effect sales pursuant to a customary “at-the-market” facility with a FINRA-registered broker-dealer as sales agent.

On March 10, 2026, the Company executed a 3:1 reverse stock split affecting both the authorized and issued and outstanding amounts of its Common Stock and Preferred Stock.  These consolidated financial statements reflect the impact of this reverse stock split.